Pay vs Performance Disclosure ZAR in Thousands	12 Months Ended
	Jun. 30, 2024 USD ($) ZAR	Jun. 30, 2023 USD ($) ZAR	Jun. 30, 2022 USD ($) ZAR
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURES

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K promulgated under the Exchange Act, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our company. Refer to the Compensation Discussion and Analysis section for further information concerning our variable pay-for-performance philosophy and how it aligns executive compensation with our performance.

Year	Summary compensation table total for first PEO (1)(5)	Summary compensation table total for second PEO (2)(4)	Compensation actually paid to first PEO (1) (5)	Compensation actually paid to second PEO (2) (5)	Average summary compensation table total for non- PEO NEOs (3)(6)	Average compensation actually paid to non- PEO NEOs (3)(7)	Value of initial fixed $100 investment based on:	Net loss $ '000	Group Adjusted EBITDA ZAR '000 (9)
							Total shareholder return(8)
2024	$1,244,097	$5,709,225	$1,386,802	$6,371,525	$1,298,856	$1,347,237	$99	($17,440)	690,943
2023	$1,432,860	N/A	$833,154	N/A	$1,283,723	$925,470	$81	($35,074)	445,450
2022	$3,978,441	N/A	$1,430,000	N/A	$873,407	$773,282	$109	($43,876)	(327,816)

(1) First Principal Executive Officer ("PEO") was Chris Meyer. Mr. Meyer's employment terminated on February 29, 2024.

(2) Second PEO is our current Executive Chairman, Mr. Mazanderani.

(3) 2024 comprises four NEOs: Messrs. Kola, Heilbron, and Mali;
2023 comprises four NEOs: Messrs. Kola, Heilbron, Mali, and Alex M.R. Smith (terminated employment March 1, 2023); and
2022 comprises four NEOs: Messrs. Kola, Heilbron (from April 14, 2022), Mali, and A.M.R Smith.

(4) Represents the amount of total compensation reported for each PEO for each corresponding fiscal year in the "Total" column of the Summary Compensation Table for each applicable fiscal year.

(5) Represents the amount of "compensation actually paid" to the first and second PEO's respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to the respective PEO during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the respective PEO's total Summary Compensation Table compensation for each year to determine the compensation actually paid:

	First PEO				Second PEO
Year	Summary compensation table total	Reported value of equity awards (a)	Equity award adjustments (b)	Compensation actually paid	Summary compensation table total	Reported value of equity awards (a)	Equity award adjustments (b)	Compensation actually paid
2024	$1,244,097	($441,779)	$584,484	$1,386,802	$5,709,225	($5,480,000)	$6,142,300	$6,371,525
2023	$1,432,860	($257,985)	($341,721)	$833,154	N/A	N/A	N/A	N/A
2022	$3,978,441	($2,548,441)	$2,566,918	$3,996,918	N/A	N/A	N/A	N/A

(a) The grant date fair value of equity awards represents the total of the amounts reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable fiscal year.

(b) The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year; (iii) for awards that are granted and vest in same applicable fiscal year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; an d(v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the applicable fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year (there were no adjustments related to item (vi)). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows (only applicable years presented for each respective PEO):

Year	(i) Year End Fair Value of Unvested Covered Year Equity Awards	(ii) Year over Year Change in Fair Value of Outstanding and Unvested Prior Year Equity Awards	(iii) Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v) Awards Granted in Prior Fiscal Years that are Determined to Fail to Meet the Applicable Vesting Conditions During the Applicable Fiscal Year	Equity award adjustments
	First PEO
2024	$469,121	$183,382	$0	$155,445	($223,464)	$584,484
2023	$203,927	($550,377)	$0	$4,729	$0	($341,721)
2022	$2,267,323	$0	$299,595	$0	$0	$2,566,918

	Second PEO
2024	$6,142,300	$0	$0	$0	$0	$6,142,300

(6) Represents the average of the amounts reported for our non-PEO NEOs as a group in the "Total" column of the Summary Compensation Table in each applicable fiscal year.

(7) Represents the average amount of "compensation actually paid" to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total Summary Compensation Table compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$1,298,856	($498,661)	$547,042	$1,347,237
2023	$1,283,723	($681,395)	$323,142	$925,470
2022	$873,407	($417,458)	$317,333	$773,282

(a) The grant date fair value of equity awards represents the total of the amounts reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable fiscal year.

(b) The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) are as discussed above in footnote (6)(b), and there were no adjustments related to item (vi) in footnote (6)(b). The amounts deducted or added in calculating the equity award adjustments for our non-PEO NEOs are as follows:

Year	(i) Average Year End Fair Value of Unvested Covered Year Equity Awards	(ii) Year over Year Average Change in Fair Value of Outstanding and Unvested Prior Year Equity Awards	(iii) Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v) Average Awards Granted in Prior Fiscal Years that are Determined to Fail to Meet the Applicable Vesting Conditions During the Applicable Fiscal Year	Average Equity award adjustments
2024	$532,489	$60,656	$0	$69,660	($115,763)	$547,042
2023	$280,876	($159,394)	$341,250	($36,790)	($102,800)	$323,142
2022	$267,099	$16,754	$23,036	$14,944	($4,500)	$317,333

(8) Cumulative total shareholder return ("TSR") is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by the Company's share price at the beginning of the measurement period.

(9) Group Adjusted EBITDA is the most significant performance measure used to link our company's performance to compensation paid to our PEO and non-PEO NEO's. Group Adjusted EBITDA is a non-GAAP measure and is calculated as earnings (net income attributable to Lesaka) before interest, tax, depreciation and amortization ("EBITDA"), adjusted for non-operational transactions (including loss on disposal of equity-accounted investments, gain related to fair value adjustments to currency options), (earnings) loss from equity-accounted investments, stock-based compensation charges, and once-off items. Once-off items represents non-recurring expense items, including costs related to acquisitions and transactions consummated or ultimately not pursued.

Named Executive Officers, Footnote

(3) 2024 comprises four NEOs: Messrs. Kola, Heilbron, and Mali;
2023 comprises four NEOs: Messrs. Kola, Heilbron, Mali, and Alex M.R. Smith (terminated employment March 1, 2023); and
2022 comprises four NEOs: Messrs. Kola, Heilbron (from April 14, 2022), Mali, and A.M.R Smith.

Adjustment To PEO Compensation, Footnote

(5) Represents the amount of "compensation actually paid" to the first and second PEO's respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to the respective PEO during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the respective PEO's total Summary Compensation Table compensation for each year to determine the compensation actually paid:

	First PEO				Second PEO
Year	Summary compensation table total	Reported value of equity awards (a)	Equity award adjustments (b)	Compensation actually paid	Summary compensation table total	Reported value of equity awards (a)	Equity award adjustments (b)	Compensation actually paid
2024	$1,244,097	($441,779)	$584,484	$1,386,802	$5,709,225	($5,480,000)	$6,142,300	$6,371,525
2023	$1,432,860	($257,985)	($341,721)	$833,154	N/A	N/A	N/A	N/A
2022	$3,978,441	($2,548,441)	$2,566,918	$3,996,918	N/A	N/A	N/A	N/A

(a) The grant date fair value of equity awards represents the total of the amounts reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable fiscal year.

(b) The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year; (iii) for awards that are granted and vest in same applicable fiscal year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; an d(v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the applicable fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year (there were no adjustments related to item (vi)). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows (only applicable years presented for each respective PEO):

Year	(i) Year End Fair Value of Unvested Covered Year Equity Awards	(ii) Year over Year Change in Fair Value of Outstanding and Unvested Prior Year Equity Awards	(iii) Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v) Awards Granted in Prior Fiscal Years that are Determined to Fail to Meet the Applicable Vesting Conditions During the Applicable Fiscal Year	Equity award adjustments
	First PEO
2024	$469,121	$183,382	$0	$155,445	($223,464)	$584,484
2023	$203,927	($550,377)	$0	$4,729	$0	($341,721)
2022	$2,267,323	$0	$299,595	$0	$0	$2,566,918

	Second PEO
2024	$6,142,300	$0	$0	$0	$0	$6,142,300

Non-PEO NEO Average Total Compensation Amount	$ 1,298,856	$ 1,283,723	$ 873,407
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,347,237	925,470	773,282
Adjustment to Non-PEO NEO Compensation Footnote

(7) Represents the average amount of "compensation actually paid" to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total Summary Compensation Table compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$1,298,856	($498,661)	$547,042	$1,347,237
2023	$1,283,723	($681,395)	$323,142	$925,470
2022	$873,407	($417,458)	$317,333	$773,282

(a) The grant date fair value of equity awards represents the total of the amounts reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable fiscal year.

(b) The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) are as discussed above in footnote (6)(b), and there were no adjustments related to item (vi) in footnote (6)(b). The amounts deducted or added in calculating the equity award adjustments for our non-PEO NEOs are as follows:

Year	(i) Average Year End Fair Value of Unvested Covered Year Equity Awards	(ii) Year over Year Average Change in Fair Value of Outstanding and Unvested Prior Year Equity Awards	(iii) Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v) Average Awards Granted in Prior Fiscal Years that are Determined to Fail to Meet the Applicable Vesting Conditions During the Applicable Fiscal Year	Average Equity award adjustments
2024	$532,489	$60,656	$0	$69,660	($115,763)	$547,042
2023	$280,876	($159,394)	$341,250	($36,790)	($102,800)	$323,142
2022	$267,099	$16,754	$23,036	$14,944	($4,500)	$317,333

(8) Cumulative total shareholder return ("TSR") is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by the Company's share price at the beginning of the measurement period.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular list of financial performance measures

We have adopted a cash incentive award plan for the current fiscal year which includes a number of financial and non-financial performance measures. We consider the following to be a list of our most important financial performance measures used to link compensation actually paid to our named executive officers for our fiscal 2024 company performance, as required by Item 402(v) of Regulation S-K, the following is a list of financial performance measures:

Meyer	Kola	Heilbron	Mali
Group Adjusted EBITDA	Group Adjusted EBITDA	Group Adjusted EBITDA	Group Adjusted EBITDA
Consolidated net profit before tax (excluding PPA)	Consolidated net profit before tax (excluding PPA)	Consolidated net profit before tax (excluding PPA)	Consolidated net profit before tax (excluding PPA)
Merchant Segment Adjusted EBITDA	Merchant Segment Adjusted EBITDA	Merchant Segment Adjusted EBITDA	Consumer Segment Adjusted EBITDA
Consumer Segment Adjusted EBITDA	Consumer Segment Adjusted EBITDA	Overall Merchant revenue	Consumer lending book balance

Total Shareholder Return Amount	$ 99	81	109
Net Income (Loss)	$ (17,440,000)	$ (35,074,000)	$ (43,876,000)
Company Selected Measure Amount | ZAR	690,943	445,450	(327,816)
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description

(9) Group Adjusted EBITDA is the most significant performance measure used to link our company's performance to compensation paid to our PEO and non-PEO NEO's. Group Adjusted EBITDA is a non-GAAP measure and is calculated as earnings (net income attributable to Lesaka) before interest, tax, depreciation and amortization ("EBITDA"), adjusted for non-operational transactions (including loss on disposal of equity-accounted investments, gain related to fair value adjustments to currency options), (earnings) loss from equity-accounted investments, stock-based compensation charges, and once-off items. Once-off items represents non-recurring expense items, including costs related to acquisitions and transactions consummated or ultimately not pursued.

First PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,244,097	$ 1,432,860	$ 3,978,441
PEO Actually Paid Compensation Amount	1,386,802	833,154	1,430,000
Adjustment to Compensation, Amount	$ 584,484	(341,721)	2,566,918
PEO Name	Chris Meyer
First PEO [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (441,779)	(257,985)	(2,548,441)
First PEO [Member] | Fair Value Of Unvested Covered Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	469,121	203,927	2,267,323
First PEO [Member] | Fair Value Of Outstanding And Unvested Prior Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	183,382	(550,377)	0
First PEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	299,595
First PEO [Member] | Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	155,445	4,729	0
First PEO [Member] | Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(223,464)	0	0
First PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	584,484	$ (341,721)	$ 2,566,918
Second PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	5,709,225
PEO Actually Paid Compensation Amount	6,371,525
Adjustment to Compensation, Amount	$ 6,142,300
PEO Name	Mr. Mazanderani
Second PEO [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,480,000)
Second PEO [Member] | Fair Value Of Unvested Covered Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,142,300
Second PEO [Member] | Fair Value Of Outstanding And Unvested Prior Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Second PEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Second PEO [Member] | Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Second PEO [Member] | Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Second PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,142,300
Chris G B Meyer [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Group Adjusted EBITDA
Chris G B Meyer [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated net profit before tax (excluding PPA)
Chris G B Meyer [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Merchant Segment Adjusted EBITDA
Chris G B Meyer [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Consumer Segment Adjusted EBITDA
Naeem E Kola [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Group Adjusted EBITDA
Naeem E Kola [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated net profit before tax (excluding PPA)
Naeem E Kola [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Merchant Segment Adjusted EBITDA
Naeem E Kola [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Consumer Segment Adjusted EBITDA
Steven J Heilbron [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Group Adjusted EBITDA
Steven J Heilbron [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated net profit before tax (excluding PPA)
Steven J Heilbron [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Merchant Segment Adjusted EBITDA
Steven J Heilbron [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Overall Merchant revenue
Lincoln C Mali [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Group Adjusted EBITDA
Lincoln C Mali [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated net profit before tax (excluding PPA)
Lincoln C Mali [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Consumer Segment Adjusted EBITDA
Lincoln C Mali [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Consumer lending book balance
Non-PEO NEO
Pay vs Performance Disclosure
PEO Name	Messrs. Kola, Heilbron, and Mali	Messrs. Kola, Heilbron, Mali, and Alex M.R. Smith (terminated employment March 1, 2023)	Messrs. Kola, Heilbron (from April 14, 2022), Mali, and A.M.R Smith
Non-PEO NEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (498,661)	$ (681,395)	$ (417,458)
Non-PEO NEO | Fair Value Of Unvested Covered Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	532,489	280,876	267,099
Non-PEO NEO | Fair Value Of Outstanding And Unvested Prior Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,656	(159,394)	16,754
Non-PEO NEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	341,250	23,036
Non-PEO NEO | Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,660	(36,790)	14,944
Non-PEO NEO | Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	115,763	102,800	(4,500)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 547,042	$ 323,142	$ 317,333